Schedule for Fixed Income Securities at Amortized Cost, Gross Unrealized Gains and Losses and Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 309,324	$ 312,785
Fair value	330,559	333,640
U.S. government agencies and authorities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	86,428	84,059
Gross unrealized gains	5,659	5,943
Fair value	92,087	90,002
Municipal
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	2,499	2,499
Gross unrealized gains	401	399
Fair value	2,900	2,898
Corporate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	178,824	169,820
Gross unrealized gains	13,173	12,105
Gross unrealized losses	(29)	(99)
Fair value	191,968	181,826
Foreign government
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	4,999	4,998
Gross unrealized gains	265	239
Fair value	5,264	5,237
Asset-backed securities ("ABS")
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		2,806
Gross unrealized gains		8
Fair value		2,814
Residential mortgage-backed securities ("RMBS")
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	28,239	40,089
Gross unrealized gains	1,498	2,427
Gross unrealized losses		(9)
Fair value	29,737	42,507
Commercial mortgage-backed securities ("CMBS")
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	8,335	8,514
Gross unrealized gains	268	360
Gross unrealized losses		(518)
Fair value	8,603	8,356
Fixed income securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	309,324	312,785
Gross unrealized gains	21,264	21,481
Gross unrealized losses	(29)	(626)
Fair value	$ 330,559	$ 333,640